UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                 (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: August 31, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS

Alpha Risk Hedged Dividend Equity Fund

Schedule of Investments
(Unaudited)

As of August 31, 2016
			Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 57.36%
	iPath S&P 500 VIX Short-Term Futures ETN		7,324	$265,422
	SPDR S&P 500 ETF Trust		11,035	2,398,788

	Total Exchange-Traded Products (Cost $2,625,762)			2,664,210

SHORT-TERM INVESTMENT - 41.97%
§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.30%		1,949,188	1,949,188

	Total Short-Term Investment (Cost $1,949,188)			1,949,188

Total Value of Investments (Cost $4,574,950)(a) - 99.33%				$4,613,398

Other Assets Less Liabilities - 0.67%				31,189

Net Assets - 100.00%				$4,644,587

§	Represents 7 day effective yield

	Summary of Investments
		% of Net
		Assets	Value
	Exchange-Traded Products	57.36%	$2,664,210
	Short-Term Investment	41.97%	1,949,188
	Other Assets Less Liabilities	0.67%	31,189
	Total	100.00%	$4,644,587

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate Gross Unrealized Appreciation			$73,451
	Aggregate Gross Unrealized Depreciation			(35,003)

	Net Unrealized Appreciation			$38,448

				(Continued)

Alpha Risk Hedged Dividend Equity Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016

Note 1 - Investment Valuation

The Alpha Risk Hedged Dividend Equity Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Alpha Risk Hedged Dividend Equity Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2016:
Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$2,664,210	$2,664,210	$-	$-
Short-Term Investment	1,949,188	1,949,188	-	-
Total	$4,613,398	$4,613,398	$-	$-

Cavalier Adaptive Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2016
		Shares	Value (Note 1)

CLOSED-END FUNDS - 56.92%
Advent Claymore Convertible Securities and Income Fund		30,784	$466,070
Avenue Income Credit Strategies Fund		36,667	466,404
BlackRock Credit Allocation Income Trust		73,392	1,004,002
First Trust Aberdeen Global Opportunity Income Fund		84,037	1,000,040
Tortoise Pipeline & Energy Fund, Inc.		40,174	791,026

Total Closed-End Funds (Cost $3,729,051)			3,727,542

EXCHANGE-TRADED PRODUCTS - 31.32%
iShares JP Morgan USD Emerging Markets Bond ETF		3,944	462,316
PowerShares Senior Loan Portfolio		34,151	793,328
PowerShares Variable Rate Preferred Portfolio		31,035	795,505

Total Exchange-Traded Products (Cost $2,048,172)			2,051,149

SHORT-TERM INVESTMENT - 30.42%
§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.30%	1,991,854	1,991,854

Total Short-Term Investment (Cost $1,991,854)			1,991,854

Total Value of Investments (Cost $7,769,077) (a) - 118.66%			$7,770,545

Liabilities in Excess of Other Assets - (18.66)%			(1,222,196)

Net Assets - 100.00%			$6,548,349

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Closed-End Funds	56.92%	$3,727,542
Exchange-Traded Products	31.32%	2,051,149
Short-Term Investment	30.42%	1,991,854
Liabilities in Excess of Other Assets	-18.66%	(1,222,196)
Total	100.00%	$6,548,349

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$18,464
Aggregate Gross Unrealized Depreciation			(16,996)

Net Unrealized Appreciation			$1,468

			(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016

Note 1 - Investment Valuation

The Cavalier Adaptive Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2016:
Assets	Total	Level 1	Level 2	Level 3
Closed-End Funds	$3,727,542	$3,727,542	$-	$-
Exchange-Traded Products	2,051,149	2,051,149	-	-
Short-Term Investment	1,991,854	1,991,854	-	-
Total	$7,770,545	$7,770,545	$-	$-

Cavalier Dividend Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 93.83%

First Trust DJ Global Select Dividend Index Fund		13,612	$316,512
iShares Short Treasury Bond ETF		2,090	230,715
SPDR S&P Dividend ETF		4,151	355,575
SPDR S&P500 ETF Trust		1,913	415,848

Total Exchange-Traded Products (Cost $1,207,008)			1,318,650

SHORT-TERM INVESTMENT - 3.32%
§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.30%	46,671	46,671

Total Short-Term Investment (Cost $46,671)			46,671

Total Value of Investments (Cost $1,253,679)(a) - 97.15%			$1,365,321

Other Assets Less Liabilities - 2.85%			40,085

Net Assets - 100.00%			$1,405,406

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	93.83%	$1,318,650
Short-Term Investment	3.32%	46,671
Other Assets Less Liabilities	2.85%	40,085
Total	100.00%	$1,405,406

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$111,642
Aggregate Gross Unrealized Depreciation			-

Net Unrealized Appreciation			$111,642

			(Continued)

Cavalier Dividend Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016

Note 1 - Investment Valuation

The Cavalier Dividend Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Dividend Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2016:
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$1,318,650	$1,318,650	$-	$-
Short-Term Investment	46,671	46,671	-	-
Total	$1,365,321	$1,365,321	$-	$-

Cavalier Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of August 31, 2016
		Shares	Value (Note 1)

COMMON STOCKS - 90.75%

Consumer Discretionary - 20.56%
μ	Luxottica Group	3,563	$172,271
	Pandora A/S	8,645	268,254
*	Panera Bread Co.	1,045	226,922
	Starbucks Corp.	3,878	218,060
	The Home Depot, Inc.	1,457	195,413
*	The Priceline Group, Inc.	142	201,176
	The Walt Disney Co.	1,549	146,319
*	Toll Brothers, Inc.	8,928	277,572
*	Ulta Salon Cosmetics & Fragrance, Inc.	839	207,409
			1,913,396
Consumer Staples - 5.10%
	Reckitt Benckiser Group PLC	11,070	217,581
	Sysco Corp.	4,957	257,070
			474,651
Financials - 7.91%
	AIA Group Ltd.	10,586	266,555
	Aon PLC	1,983	220,807
	MSCI, Inc.	2,754	248,190
			735,552
Health Care - 19.09%
*	Biogen, Inc.	770	235,335
*	Celgene Corp.	2,233	238,350
	Dentsply Sirona, Inc.	5,322	327,090
	Gilead Sciences, Inc.	2,750	215,545
*	ICON PLC	4,824	370,435
*	Illumina, Inc.	1,030	173,390
	Zimmer Biomet Holdings, Inc.	1,666	215,930
			1,776,075
Industrials - 9.92%
	Experian PLC	11,922	238,202
	Ryanair Holdings PLC	3,823	277,588
	Southwest Airlines Co.	5,110	188,457
*	TASER International, Inc.	8,067	218,454
			922,701
Information Technology - 26.16%
*	Akamai Technologies, Inc.	5,677	311,667
*	Alibaba Group Holding Ltd.	2,041	198,365
*	Alphabet, Inc.	268	211,680
	Applied Materials, Inc.	12,937	386,040
*	Check Point Software Technologies Ltd.	3,754	288,082
*	Mobileye NV	3,637	177,813
*	NXP Semiconductors NV	2,975	261,860
	PayPal Holdings, Inc.	7,607	282,600
*	Qorvo, Inc.	5,499	315,808
			2,433,915

			(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Telecommunication Services - 2.01%
SoftBank Group Corp.		5,726	$186,696
			186,696

Total Common Stocks (Cost $8,433,852)			8,442,986

SHORT-TERM INVESTMENT - 14.80%
§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.30%	1,377,265	1,377,265

Total Short-Term Investment (Cost $1,377,265)			1,377,265

Total Value of Investments (Cost $9,811,117)(a) - 105.55%			$9,820,251

Liabilities in Excess of Other Assets - (5.55)%			(516,212)

Net Assets - 100.00%			$9,304,039

§ Represents 7 day effective yield
* Non-income producing investment

The following acronym is used in this portfolio:
PLC - Public Limited Company

Summary of Investments
	% of Net
Sector	Assets	Value
Consumer Discretionary	20.56%	$1,913,396
Consumer Staples	5.10%	474,651
Financials	7.91%	735,552
Health Care	19.09%	1,776,075
Industrials	9.92%	922,701
Information Technology	26.16%	2,433,915
Telecommunication Services	2.01%	186,696
Short-Term Investment	14.80%	1,377,265
Liabilities in Excess of Other Assets	-5.55%	(516,212)
Total	100.00%	$9,304,039

			(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation	$101,326
Aggregate Gross Unrealized Depreciation	(92,192)

Net Unrealized Depreciation	$9,134

(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016

Note 1 - Investment Valuation

The Cavalier Dynamic Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2016:
Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$8,442,986	$8,442,986	$-	$-
Short-Term Investment	1,377,265	1,377,265	-	-
Total	$9,820,251	$9,820,251	$-	$-

Cavalier Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of August 31, 2016
		Shares	Value (Note 1)

COMMON STOCKS - 99.25%

Consumer Discretionary - 19.15%
*	Amazon.com, Inc.	900	$692,244
*	AutoZone, Inc.	1,955	1,450,219
	DR Horton, Inc.	3,650	117,019
	Drew Industries, Inc.	6,900	702,765
*	Eldorado Resorts, Inc.	15,700	219,172
	LGI Homes, Inc.	30,000	1,152,600
*	New Oriental Education & Technology Group, Inc.	9,700	382,956
*	O'Reilly Automotive, Inc.	5,800	1,623,710
*	Smith & Wesson Holding Corp.	32,700	920,505
	Sturm Ruger & Co., Inc.	2,200	134,838
	The Home Depot, Inc.	6,400	858,368
*	Ulta Salon Cosmetics & Fragrance, Inc.	8,100	2,002,401
			10,256,797
Consumer Staples - 23.59%
	Altria Group, Inc.	24,700	1,632,423
	Coca-Cola European Partners PLC	6,700	257,615
	Constellation Brands, Inc.	6,701	1,099,299
	Dr Pepper Snapple Group, Inc.	16,000	1,499,200
	General Mills, Inc.	8,700	616,134
	Hormel Foods Corp.	28,500	1,090,410
	Ingredion, Inc.	3,200	438,272
	Marine Harvest ASA	16,700	256,846
	Reynolds American, Inc.	51,600	2,557,812
	Sysco Corp.	5,500	285,230
	The Clorox Co.	13,300	1,742,832
	The JM Smucker Co.	4,800	680,592
	Treasury Wine Estates Ltd.	57,100	480,782
			12,637,447
Financials - 3.56%
	Franklin Financial Network, Inc.	8,300	288,425
	James River Group Holdings Ltd.	5,700	208,278
	Nasdaq, Inc.	16,300	1,160,723
	Oritani Financial Corp.	15,600	250,692
			1,908,118
Health Care - 0.78%
*	Align Technology, Inc.	3,100	287,990
*	MiMedx Group, Inc.	17,900	129,596
			417,586
Industrials - 10.19%
	Acuity Brands, Inc.	5,800	1,595,696
	BG Staffing, Inc.	32,200	562,212
	BWX Technologies, Inc.	4,700	182,407

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Industrials - Continued
*	Dycom Industries, Inc.	6,900	$559,728
	Equifax, Inc.	3,600	474,840
*	Hudson Technologies, Inc.	34,000	219,980
	Insperity, Inc.	3,000	196,650
	Lockheed Martin Corp.	1,900	461,643
*	Patrick Industries, Inc.	11,700	749,151
μ	Vinci SA	14,000	265,160
*	Willdan Group, Inc.	11,000	191,730
			5,459,197
Information Technology - 14.74%
	Activision Blizzard, Inc.	6,600	273,042
	Broadcom Ltd.	6,900	1,217,298
*	Fabrinet	10,500	407,610
*	Fiserv, Inc.	3,400	350,370
*	Gigamon, Inc.	5,000	221,000
*	LightPath Technologies, Inc.	75,000	142,492
*	MaxLinear, Inc.	37,800	724,626
*	MeetMe, Inc.	22,000	126,720
*	NETGEAR, Inc.	12,000	684,000
	NVIDIA Corp.	9,600	588,864
*	Oclaro, Inc.	105,000	827,400
*	Orbotech Ltd.	10,000	285,800
*	Paycom Software, Inc.	5,400	277,236
μ	Silicon Motion Technology Corp.	3,300	166,584
*	Vantiv, Inc.	10,500	564,270
*	VeriSign, Inc.	9,800	729,610
*	Weibo Corp.	6,500	310,505
			7,897,427
Materials - 4.34%
	DRDGOLD Ltd.	37,000	192,770
	Harmony Gold Mining Co. Ltd.	78,400	276,752
	Vulcan Materials Co.	16,300	1,856,081
			2,325,603
Real Estate - 13.14%
	Armada Hoffler Properties, Inc.	21,100	290,758
	CareTrust REIT, Inc.	12,500	185,750
	CyrusOne, Inc.	15,300	777,852
	Digital Realty Trust, Inc.	20,700	2,051,163
	Equinix, Inc.	415	152,990
	Extra Space Storage, Inc.	23,300	1,876,815
	National Storage Affiliates Trust	13,300	270,123
	Public Storage	4,915	1,100,665
	Xinyuan Real Estate Co. Ltd.	54,000	329,940
			7,036,056

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016
			Shares	Value (Note 1)

COMMON STOCKS - Continued

Telecommunication Services - 3.00%
	AT&T, Inc.		39,300	$1,606,584
				1,606,584
Utilities - 6.76%
	American Water Works Co., Inc.		11,300	836,087
	CMS Energy Corp.		12,000	503,640
	NiSource, Inc.		11,000	263,340
	Ormat Technologies, Inc.		28,600	1,384,240
	UGI Corp.		13,900	632,172
				3,619,479

	Total Common Stocks (Cost $48,565,577)			53,164,294

SHORT-TERM INVESTMENT - 0.08%
§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.30%		40,691	40,691

	Total Short-Term Investment (Cost $40,691)			40,691

Total Value of Investments (Cost $48,606,268) - 99.33%				$53,204,985

Other Assets Less Liabilities - 0.67%				360,920

Net Assets - 100.00%				$53,565,905

§	Represents 7 day effective yield
*	Non-income producing investment
μ	American Depository Receipt

The following acronym is used in this portfolio:
PLC - Public Limited Company

	Summary of Investments
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	19.15%	$10,256,797
	Consumer Staples	23.59%	12,637,447
	Financials	3.56%	1,908,118
	Health Care	0.78%	417,586
	Industrials	10.19%	5,459,197
	Information Technology	14.74%	7,897,427
	Materials	4.34%	2,325,603
	Real Estate	13.14%	7,036,056
	Telecommunication Services	3.00%	1,606,584
	Utilities	6.76%	3,619,479
	Short-Term Investment	0.08%	40,691
	Other Assets Less Liabilities	0.67%	360,920
	Total	100.00%	$53,565,905
				(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016

Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation	$5,341,757
Aggregate Gross Unrealized Depreciation	(743,040)

Net Unrealized Appreciation	$4,598,717

(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016

Note 1 - Investment Valuation

The Cavalier Fundamental Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2016:
Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$53,164,294	$53,164,294	$-	$-
Short-Term Investment	40,691	40,691	-	-
Total	$53,204,985	$53,204,985	$-	$-

Cavalier Global Opportunities Fund

Schedule of Investments
(Unaudited)

As of August 31, 2016
					Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 98.12%
	*	CurrencyShares Japanese Yen Trust			14,736	$1,375,606
		iShares Cohen & Steers REIT ETF			12,870	1,383,010
		iShares Global Healthcare ETF			13,447	1,358,281
		iShares PHLX Semiconductor ETF			13,100	1,426,590
		iShares Russell 1000 Value ETF			13,201	1,404,454
		iShares Russell Mid-Cap Value ETF			18,196	1,397,089
		iShares U.S. Consumer Services ETF			9,331	1,375,203
		iShares U.S. Healthcare ETF			9,050	1,365,555
		iShares U.S. Industrials ETF			12,220	1,400,901
		iShares US Utilities ETF			11,174	1,372,055

		Total Exchange-Traded Products (Cost $14,001,162)				13,858,744

SHORT-TERM INVESTMENT - 1.64%
	§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.30%			231,416	231,416

		Total Short-Term Investment (Cost $231,416)				231,416

Total Value of Investments (Cost $14,232,578)(a) - 99.76%						$14,090,160

Other Assets Less Liabilities - 0.24%						34,364

	Net Assets - 100.00%					$14,124,524

	§	Represents 7 day effective yield	*	Non income-producing investment

		Summary of Investments
				% of Net
				Assets	Value
		Exchange-Traded Products		98.12%	$13,858,744
		Short-Term Investment		1.64%	231,416
		Other Assets Less Liabilities		0.24%	34,364
		Total		100.00%	$14,124,524

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized ppreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate Gross Unrealized Appreciation					$105,126
	Aggregate Gross Unrealized Depreciation					(247,544)

		Net Unrealized Depreciation				$(142,418)

						(Continued)

Cavalier Global Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016

Note 1 - Investment Valuation

The Cavalier Global Opportunities Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Global Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2016:
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$13,858,744	$13,858,744	$-	$-
Short-Term Investment	231,416	231,416	-	-
Total	$14,090,160	$14,090,160	$-	$-

Cavalier Hedged High Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 13.42%
iShares 1-3 Year Treasury Bond ETF		3,595	$305,503
iShares Short Treasury Bond ETF		4,725	521,593

Total Exchange-Traded Products (Cost $826,610)			827,096

SHORT-TERM INVESTMENT - 86.01%
§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.30%	5,301,110	5,301,110

Total Short-Term Investment (Cost $5,301,110)			5,301,110

Total Value of Investments (Cost $6,127,720)(a) - 99.43%			$6,128,206

Other Assets Less Liabilities - 0.57%			35,039

Net Assets - 100.00%			$6,163,245

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	13.42%	$827,096
Short-Term Investment	86.01%	5,301,110
Other Assets Less Liabilities	0.57%	35,039
Total	100.00%	$6,163,245

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$486
Aggregate Gross Unrealized Depreciation			-

Net Unrealized Appreciation			$486

			(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016

Note 1 - Investment Valuation

The Cavalier Hedged High Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2016:
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$827,096	$827,096	$-	$-
Short-Term Investment	5,301,110	5,301,110	-	-
Total	$6,128,206	$6,128,206	$-	$-

Cavalier Multi Strategist Fund

Schedule of Investments
(Unaudited)

As of August 31, 2016
	Shares	Value (Note 1)

COMMON STOCKS - 5.66%

Energy - 1.02%
Exxon Mobil Corp.	508	$44,267

Financials - 1.69%
Barclays PLC	3,145	28,651
JPMorgan Chase & Co.	351	23,693
Wells Fargo & Co.	423	21,488
		73,832
Health Care - 1.40%
Johnson & Johnson	196	23,391
Merck & Co., Inc.	602	37,800
		61,191
Information Technology - 1.55%
Apple, Inc.	313	33,209
Microsoft Corp.	594	34,131
		67,340

Total Common Stocks (Cost $217,234)		246,630

EXCHANGE-TRADED PRODUCTS - 64.64%
Consumer Discretionary Select Sector SPDR Fund	1,100	88,616
Consumer Staples Select Sector SPDR Fund	1,138	61,884
Energy Select Sector SPDR Fund	701	48,025
Financial Select Sector SPDR Fund	953	23,406
First Trust Consumer Discretionary AlphaDEX Fund	3,155	112,823
First Trust Financial AlphaDEX Fund	5,330	131,598
First Trust Industrials/Producer Durables AlphaDEX Fund	3,365	98,527
First Trust Large Cap Value AlphaDEX Fund	2,634	112,577
First Trust Materials AlphaDEX Fund	3,197	110,808
First Trust Mid Cap Core AlphaDEX Fund	2,442	129,768
First Trust Small Cap Core AlphaDEX Fund	2,136	105,753
First Trust Technology AlphaDEX Fund	3,540	127,263
First Trust Utilities AlphaDEX Fund	4,650	121,086
Health Care Select Sector SPDR Fund	622	45,257
iShares 20+ Year Treasury Bond ETF	375	52,451
iShares Edge MSCI Min Vol Global ETF	130	9,859
iShares iBoxx $ High Yield Corporate Bond ETF	403	34,940
iShares iBoxx $ Investment Grade Corporate Bond ETF	423	52,405
iShares JP Morgan USD Emerging Markets Bond ETF	298	34,932
iShares MSCI ACWI ETF	2,172	127,171
iShares MSCI EAFE ETF	592	34,543
iShares Nasdaq Biotechnology ETF	150	42,134

		(Continued)

Cavalier Multi Strategist Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016
				Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - Continued
	iShares Russell 1000 Growth ETF			667	$69,488
	iShares Russell 1000 Value ETF			658	70,005
	iShares TIPS Bond ETF			853	98,982
	Powershares Dynamic Pharmaceuticals Portfolio			513	33,001
	Powershares QQQ Trust Series 1			793	92,337
*	SPDR Gold Shares			926	115,546
	SPDR S&P International Small Cap ETF			755	22,884
	SPDR S&P Regional Banking ETF			832	35,793
	SPDR S&P500 ETF Trust			535	116,298
	Utilities Select Sector SPDR Fund			576	28,356
	Vanguard Consumer Staples ETF			720	100,786
	Vanguard Extended Duration Treasury ETF			334	46,977
	Vanguard FTSE Emerging Markets ETF			620	23,145
	Vanguard Information Technology ETF			402	47,392
	Vanguard Intermediate-Term Government Bond ETF			638	42,472
	Vanguard REIT ETF			912	81,141
	Vanguard Small-Cap ETF			195	23,846
	Vanguard Telecommunication Services ETF			232	22,049
	Vanguard Total International Bond ETF			701	39,319

	Total Exchange-Traded Products (Cost $2,698,882)				2,815,643

SHORT-TERM INVESTMENT - 28.32%
§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.30%			1,233,611	1,233,611

	Total Short-Term Investment (Cost $1,233,611)				1,233,611

Total Value of Investments (Cost $4,149,727)(a) - 98.62%					$4,295,884

Other Assets Less Liabilities - 1.38%					60,137

Net Assets - 100.00%					$4,356,021

§	Represents 7 day effective yield		*	Non-income producing investment

	Summary of Investments
		% of Net
	Sector	Assets		Value
	Energy	1.02%		$44,267
	Financials	1.69%		73,832
	Health Care	1.40%		61,191
	Information Technology	1.55%		67,340
	Exchange-Traded Products	64.64%		2,815,643
	Short-Term Investment	28.32%		1,233,611
	Other Assets Less Liabilities	1.38%		60,137
	Total	100.00%		$4,356,021

					(Continued)

Cavalier Multi Strategist Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation	$152,148
Aggregate Gross Unrealized Depreciation	(5,991)

Net Unrealized Appreciation	$146,157

(Continued)

Cavalier Multi Strategist Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016

Note 1 - Investment Valuation

The Cavalier Multi Strategist Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Multi Strategist Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2016:
Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$246,630	$246,630	$-	$-
Exchange-Traded Products	2,815,643	2,815,643	-	-
Short-Term Investment	1,233,611	1,233,611	-	-
Total	$4,295,884	$4,295,884	$-	$-

Cavalier Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of August 31, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 98.74%
Consumer Discretionary Select Sector SPDR Fund		105,955	$8,535,735
Consumer Staples Select Sector SPDR Fund		156,969	8,535,974
Energy Select Sector SPDR Fund		126,425	8,661,377
Financial Services Select Sector SPDR Fund		281,690	8,849,207
Health Care Select Sector SPDR Fund		114,761	8,350,010
Industrial Select Sector SPDR Fund		147,319	8,631,420
Materials Select Sector SPDR Fund		176,377	8,564,867
Real Estate Select Sector SPDR Fund		251,896	8,408,289
Technology Select Sector SPDR Fund		182,172	8,560,262
Utilities Select Sector SPDR Fund		169,269	8,333,113

Total Exchange Traded Products (Cost $83,072,523)			85,430,254

SHORT-TERM INVESTMENT - 1.11%
§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.30%	960,869	960,869

Total Short-Term Investment (Cost $960,869)			960,869

Total Value of Investments (Cost $84,033,392)(a) - 99.85%			$86,391,123

Other Assets Less Liabilities - 0.15%			132,936

Net Assets - 100.00%			$86,524,059

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	98.74%	$85,430,254
Short-Term Investment	1.11%	960,869
Liabilities in Excess of Other Assets	0.15%	132,936
Total	100.00%	$86,524,059

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$2,676,649
Aggregate Gross Unrealized Depreciation			(318,918)

Net Unrealized Appreciation			$2,357,731

			(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016

Note 1 - Investment Valuation

The Cavalier Tactical Rotation Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2016

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2016:
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$85,430,254	$85,430,254	$-	$-
Short-Term Investment	960,869	960,869	-	-
Total	$86,391,123	$86,391,123	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Date: October 18, 2016	Katherine M. Honey President and Principal Executive Officer Cavalier Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: October 18, 2016	Katherine M. Honey President and Principal Executive Officer Cavalier Funds

By: (Signature and Title)	/s/ Ashley E. Harris
Date: October 18, 2016	Ashley E. Harris Treasurer and Principal Financial Officer Cavalier Funds